Other Real Estate Owned - Change in Other Real Estate Owned (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Banking And Thrift [Abstract]
Other real estate owned, beginning balance	$ 16,570	$ 26,715	$ 26,715	$ 56,181
Net additions to OREO	5,701	3,721	6,672	13,793
Proceeds from the sales of OREO	(9,583)	(15,392)
Net gains on sales of OREO	1,538	1,134	1,364	5,828
Valuation adjustments	(367)	(904)	(953)	(9,265)
Other real estate owned, ending balance	$ 13,859	$ 15,274	$ 16,570	$ 26,715